Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Finite Lived Intangible Asset Useful lives [Table Text Block]
The contract related intangibles and their useful lives are as follows:

Useful life
Intangible category	(Years)
Above market time charter Höegh Gallant	3.4
Option for time charter extension Höegh Gallant	5.3
Above market time charter Höegh Grace	9.5